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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09/30/05
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------------

                 -------------------------------------

Form 13F File Number:    28-11169
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC
         -------------------------------

Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Keith S. Marlowe               Bala Cynwyd, PA     November 8, 2005
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   44
                                        --------------------

Form 13F Information Table Value Total:             $254,988
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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

                                                     MARKET
                                TITLE                VALUE      SHARE/                                             VOTING
                                 OF                 (X$1000)      PRN    SHARE/  PUT/  INVESTMENT    OTHER        AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP       (USD)     AMOUNT    PRN    CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
--------------                  ------    -----     --------    ------   ------  ----  ----------   --------    ----   ------  ----

ABGENIX INC                      CNV   00339BAB3     9,653    9,888,000    PRN            SOLE               9,888,000
AMYLIN PHARMACEUTICALS INC       CNV   032346AB4     2,968    2,500,000    PRN            SOLE               2,500,000
APRIA HEALTHCARE GROUP INC       CNV   037933AB4     2,825    2,729,000    PRN            SOLE               2,729,000
CEPHALON INC                     CNV   156708AP4    22,586   20,000,000    PRN            SOLE              20,000,000
COMMERCIAL NET LEASE RLTY INC    COM   202218103        89        4,468    SH             SOLE                   4,468
COMMUNITY HEALTH SYS INC NEW     CNV   203668AA6    11,073    9,525,000    PRN            SOLE               9,525,000
DPAC TECHNOLOGIES CORP           COM   233269109        27      225,350    SH             SOLE                 225,350
DEVON ENERGY CORP NEW            CNV   25179MAA1    15,781   12,830,000    PRN            SOLE              12,830,000
DEVON ENERGY CORP NEW            CNV   25179MAB9    12,878   10,470,000    PRN            SOLE              10,470,000
ECHOSTAR COMMUNICATIONS NEW      COM   278762109       710       24,000    SH             SOLE                  24,000
ECHOSTAR COMMUNICATIONS NEW      CNV   278762AG4    13,428   13,526,000    PRN            SOLE              13,526,000
ELINEAR, INC                     COM   286590203        60       85,777    SH             SOLE                  85,777
GENCORP INC                      CNV   368682AL4     5,497    5,000,000    PRN            SOLE               5,000,000
GENERAL MOTORS CORP              COM   370442717     3,950      200,000    SH             SOLE                 200,000
GENVEC INC                       COM   37246C109       684      333,750    SH             SOLE                 333,750
GERON CORPORATION                COM   374163103     3,440      335,000    SH             SOLE                 335,000
GREY GLOBAL GROUP INC            CNV   39787MAB4     5,209    4,500,000    PRN            SOLE               4,500,000
I-SECTOR CORP                    WTS   45031W115        15       19,000    SH     CALL    SOLE                  19,000
IMMUNICON CORP                   COM   45260A107       709      180,342    SH             SOLE                 180,342
IMPLANT SCIENCES CORP            COM   45320R108        92       16,400    SH             SOLE                  16,400
INCO LIMITED                     CNV   453258AR6    10,120    5,500,000    PRN            SOLE               5,500,000
INSMED INC                       COM   457669208       177      132,211    SH             SOLE                 132,211
INTELLI-CHECK INC                COM   45817G102       543      125,000    SH             SOLE                 125,000
I2 TECHNOLOGIES INC              CNV   465754AF6     2,394    2,500,000    PRN            SOLE               2,500,000
IVAX CORP                        CNV   465823AG7     9,917    9,868,000    PRN            SOLE               9,868,000
KANA SOFTWARE, INC               COM   483600300       416      271,923    SH             SOLE                 271,923
LIGAND PHARMACEUTICALS INC       CNV   53220KAB4     7,353    6,250,000    PRN            SOLE               6,250,000
MEMORY PHARMACEUTICALS CORP      COM   58606R403     1,426      526,316    SH             SOLE                 526,316
MICROISLET, INC                  COM   59507Q106       319      145,015    SH             SOLE                 145,015
NABORS INDUSTRIES, INC           CNV   629568AF3    16,969   25,000,000    PRN            SOLE              25,000,000
NATIONAL COAL CORP               COM   632381208         9        1,346    SH             SOLE                   1,346
NEWS AMER INC                    CNV   652482AZ3     2,920    5,000,000    PRN            SOLE               5,000,000
OSI PHARMACEUTICALS INC          CNV   671040AD5     8,096    8,500,000    PRN            SOLE               8,500,000
PROVIDIAN FINANCIAL CORP         CNV   74406AAB8    22,390   41,753,000    PRN            SOLE              41,753,000
RETAIL VENTURES INC              COM   76128Y102       901       82,100    SH             SOLE                  82,100
ROYAL CARIBBEAN CRUISES LTD      CNV   780153AK8     7,265   14,000,000    PRN            SOLE              14,000,000
SATCON TECHNOLOGY CORP           COM   803893106        43       20,901    SH             SOLE                  20,901
SEPRACOR INC                     CNV   817315AL8     8,899    8,910,000    PRN            SOLE               8,910,000
SEPRACOR INC                     CNV   817315AW4     3,557    3,500,000    PRN            SOLE               3,500,000
SIRIUS SATELLITE RADIO INC       CALL  82966U103       130          745    SH     CALL    SOLE                     745
TRM CORPORATION                  COM   872636105        38        2,500    SH             SOLE                   2,500
TERADYNE INC                     CNV   880770AD4    18,909   19,100,000    PRN            SOLE              19,100,000
TYCO INTL GROUP SA               CNV   902118BF4    12,288   10,000,000    PRN            SOLE              10,000,000
VECTOR GROUP LTD                 CNV   92240MAC2     8,235    8,360,000    PRN            SOLE               8,360,000